Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property and Equipment, Net Disclosure [Abstract]
PROPERTY AND EQUIPMENT, NET

5.      PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Leasehold improvement	393,388	346,732
Buildings	164,436	148,459
Furniture	20,504	14,480
Office equipment	32,388	27,031
Vehicles	119	99
Total cost of property and equipment	610,835	536,801
Less: Accumulated depreciation	(225,788)	(264,089)
Impairment loss	(34,595)	(41,889)
Add: Foreign exchange differences	290	252
Construction in progress	238	720
Total	350,980	231,795

Depreciation expenses for the years ended December 31, 2019, 2020 and 2021 were RMB108,303, RMB76,353 and RMB71,697, respectively.

Impairment loss for the years ended December 31, 2019, 2020 and 2021 were RMB9,479, RMB3,460 and RMB16,347, respectively.

Loss on disposal for the years ended December 31, 2019, 2020 and 2021 were RMB30,604, RMB138,827 and RMB19,389, respectively.

The building located in Kaifeng, Henan Province, with carrying amount of RMB 44,737, was pledged for a 2-year RMB9,800 bank loan which was borrowed in July, 2020.

The building located in Ningbo, Zhejiang Province, with carrying amount of RMB 82,053 as of December 31, 2021, was pledged for a 1-year RMB 32,043 bank loan borrowed in January, 2021 and another 1-year RMB 12,957 bank loan borrowed in December, 2021.

As of December 31, 2021, the Group had no significant outstanding capital commitments.